Risks and Concentration - Supplier's concentration (Details) - Total purchases - Supplier concentration risk	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplier A
Risks and Concentration
Concentration risk percentage			15.00%
Supplier B
Risks and Concentration
Concentration risk percentage	11.00%	11.00%